Non-current receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	December 31, 2025	December 31, 2024
Shareholders loans to joint ventures	20,222	16,188
Derivatives	—	1,279
Cash guarantees and deposits	57,534	48,548
Other non-current receivables	19,360	9,061
Total non-current receivables	97,116	75,076

Schedule of non-current receivables by contractual maturity date
The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2025	December 31, 2024
Receivable:
Within two years	62,745	57,240
Between two and three years	4,508	52
Between three and four years	3,844	4
Between four and five years	60	183
More than five years	25,959	17,597
Total non-current receivables	97,116	75,076